Other long-term liabilities	12 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities
Other long-term liabilities

	As at September 30, 2018	As at September 30, 2017
	$	$
Deferred revenue	86,272	112,244
Deferred compensation plan liabilities (Note 16)	58,197	48,379
Deferred rent	47,325	39,554
Other	13,852	13,259
	205,646	213,436